Summary of Employee Benefit Plans Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Disclosure of defined benefit plans [line items]
Total	$ 183	$ 142	$ 420	$ 338
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	62	104	124	208
Net interest cost (income) on net defined benefit liability (asset)	(25)	(6)	(50)	(12)
Interest cost on asset limitation and minimum funding requirement	5		10
Defined benefit administrative expenses	3	3	5	5
Total	45	101	89	201
Principal post retirement benefit plan [Member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	1	2	2	4
Net interest cost (income) on net defined benefit liability (asset)	5	4	10	7
Interest cost on asset limitation and minimum funding requirement	0		0
Defined benefit administrative expenses	0		0
Total	6	6	12	11
Other pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	4	6	8	12
Net interest cost (income) on net defined benefit liability (asset)	5	4	11	9
Interest cost on asset limitation and minimum funding requirement	1		2
Defined benefit administrative expenses	2	1	3	2
Total	$ 12	$ 11	$ 24	$ 23